Inventories - Summary of Inventories (Detail) - ARS ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of inventories [line items]
Inventories	$ 80,479	$ 53,324	$ 27,149	$ 21,808
Refined products [member]
Disclosure of inventories [line items]
Inventories	50,563	33,583	16,260
Crude oil and natural gas [member]
Disclosure of inventories [line items]
Inventories	24,756	14,571	8,474
Products in process [member]
Disclosure of inventories [line items]
Inventories	2,259	1,177	640
Raw materials, packaging materials and others [member]
Disclosure of inventories [line items]
Inventories	$ 2,901	$ 3,993	$ 1,775